Derivatives and hedging activities (Details 5) (CHF) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Credit Derivatives [Line Items]
Credit protection sold	586.0	698.7
Credit protection purchased	564.9	663.9
Other protection purchased	114.5	109.0
Other instruments	22.1	11.7
Total credit derivatives	1,287.5	1,483.3
Bank
Credit Derivatives [Line Items]
Credit protection sold	586.0	698.7
Credit protection purchased	564.9	663.9
Other protection purchased	114.5	109.0
Other instruments	22.1	11.7
Total credit derivatives	1,287.5	1,483.3